11 Contract Assets (Tables)	12 Months Ended
Dec. 31, 2020
Contract assets [abstract]
Schedule of summary of contract assets
		Restated	Restated
	12.31.2020	12.31.2019	01.01.2019
Power distribution service concession (11.1)	1,114,961	844,284	640,500
Piped gas distribution service concession (11.2)	27,254	26,734	25,718
Power transmission concession (11.3)	4,350,582	3,919,635	3,520,838
	5,492,797	4,790,653	4,187,056
Current	285,682	161,740	134,016
Noncurrent	5,207,115	4,628,913	4,053,040

Schedule of power distribution service concession contract
11.1	Power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2019	664,755	(24,255)	640,500
Acquisitions	1,021,644	-	1,021,644
Customers contributions	-	(104,067)	(104,067)
Provision for legal claims added to the cost of the works	1,823	-	1,823
Transfers to intangible assets (Note 18.1)	(771,844)	93,164	(678,680)
Transfers to accounts receivable - concessions (Note 10.1)	(33,075)	4,088	(28,987)
Loss on disposal	(7,949)	-	(7,949)
Balance as of December 31, 2019	875,354	(31,070)	844,284
Acquisitions	1,391,267	-	1,391,267
Customers contributions	-	(112,689)	(112,689)
Provision for legal claims added to the cost of the works	1,522	-	1,522
Transfers to intangible assets (Note 18.1)	(1,016,482)	105,116	(911,366)
Transfers to accounts receivable - concessions (Note 10.1)	(94,978)	8,824	(86,154)
Loss on disposal	(11,903)	-	(11,903)
Balance as of December 31, 2020	1,144,780	(29,819)	1,114,961

Schedule of piped gas distribution service concession contract
11.2	Piped gas distribution service concession contract

Balance as of January 1, 2019	25,718
Acquisitions	17,590
Transfers from/to accounts receivable - concessions (Note 10.2)	(16,574)
Balance as of December 31, 2019	26,734
Acquisitions	15,187
Transfers to intangible assets (Note 18.3)	(7,277)
Transfers to accounts receivable - concessions (Note 10.2)	(7,390)
Balance as of December 31, 2020	27,254

Schedule of transmission service concession contract
11.3	Transmission service concession contract

	Concession assets	RBSE assets	Total Restated
Balance as of January 1, 2019	2,166,757	1,354,081	3,520,838
Business combinations efects	117,942	-	117,942
Realization of gains/losses in business combinations	282	-	282
Transfers to electricity grid use charges - customers	(176,724)	(214,336)	(391,060)
Transfers to property, plant and equipment	(3,353)	-	(3,353)
Transfer of judicial deposits and litigation	(313)	-	(313)
Remuneration	280,630	177,961	458,591
Construction revenue	175,219	-	175,219
Construction income	2,892	-	2,892
Efficiency gain (11.3.1)	38,597	-	38,597
Balance as of December 31, 2019	2,601,929	1,317,706	3,919,635
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(312,120)	(266,027)	(578,147)
Transfers to property, plant and equipment	(613)	-	(613)
Transfers from litigations	(576)	-	(576)
Remuneration	489,438	291,669	781,107
Construction revenue	255,578	-	255,578
Construction income	4,217	-	4,217
Loss from inefficiency (11.3.1)	(7,654)	-	(7,654)
Write-offs	(23,687)	-	(23,687)
Balance as of December 31, 2020	3,007,234	1,343,348	4,350,582

Schedule of assumptions adopted for the calculation of contract assets
11.3.2	Assumptions adopted for the calculation of contract assets

	Concession assets	RBSE assets
Construction income	1.65%	N/A
Operating and maintenance margin	1.65%	N/A
Remuneration rate (a)	9,58% p.y.	9,54% p.y.
Contract correction index	IPCA (b)	IPCA
Annual RAP, according to Homologatory Resolution	415,455	279,406
Construction cost incurred up to 12.31.2020 of works in progress
Contract 006/2016 - TL 525 kV Curitiba Leste - Blumenau	238,233	N/A
(a)Average rate of contracts
(b) Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.